CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Current
Cash	$ 53,322,723	$ 14,829,144
Receivables (Note 18)	360,800	297,349
Prepaids (Note 5)	615,485	470,154
Total current assets	54,299,008	15,596,647
Deposits	274,085	201,399
Intangible assets (Note 7)	200,731	219,028
Total assets	54,773,824	16,017,074
Current
Accounts payable and accrued liabilities	1,565,789	523,669
Current portion of long-term debt (Note 8)	3,708,955	2,815,947
Income tax payable	300,000	4,722
Total current liabilities	5,574,744	3,344,338
Long-term debt (Note 8)	0	3,501,016
Derivative liabilities (Note 9)	18,179	19,648
Total liabilities	5,592,923	6,865,002
Shareholders' equity
Share capital (Note 10)	76,212,154	40,205,997
Reserves (Note 11)	29,856,177	15,391,640
Accumulated other comprehensive loss	(2,076,479)	(2,076,479)
Deficit	(54,810,951)	(44,369,086)
Total shareholders' equity	49,180,901	9,152,072
Total liabilities and shareholders' equity	$ 54,773,824	$ 16,017,074